Other current assets (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 13, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other current assets
Input value-added tax recoverable		¥ 546,914	¥ 395,198
Prepaid input VAT & customs duty for import machinery and materials		87,037	49,226
Deposit receivable		63,727	66,784
Insurance receivables		43,074
Prepaid expenses		30,383	30,513
Current portion of land use rights (Refer to Note 14 Prepaid land use rights)		12,821	12,155
Value-added tax refund from export sales		1,056	707
Others		36,759	33,142
Damages due to fire accident	¥ 64,874
Accounts receivable recovery from insurance companies		43,074
Other current assets		821,771	587,725
Write-off made against deposits resulting from the cease of bidding of some projects		¥ 0	¥ 0	¥ 19,078